Restructuring	12 Months Ended
Dec. 31, 2022
Restructuring
Restructuring

(B.6) Restructuring

y Recognition of Restructuring Provisions

We only recognize provisions for restructuring if and when the following occurs:

-   SAP has designed a program that materially changes the scope of one of our businesses or the manner in which the business is conducted, and

-   A detailed and documented restructuring plan has been approved by our Executive Board, a member thereof, or a direct report of an Executive Board member, and

-   The program established is planned to start shortly after the program plan is approved and is expected to be completed in a timeframe that makes significant changes to the plan unlikely, and

-   The program has been announced to the parties affected or has commenced.

We consider whether a change in business is material based on the business affected rather than for SAP as a whole. In judging whether a unit qualifies as a business for restructuring purposes, we consider if the unit has its own management team, has access to all inputs and processes necessary to provide outputs, and generates or could generate revenues. The materiality of a change to a business is assessed based on both the size and the nature of the change and therefore does not necessarily involve a material quantitative impact on our financial statements.

Restructuring Expenses

€ millions	2022	2021	2020
Employee-related restructuring expenses	-85	-25	7
Onerous contract-related restructuring expenses and restructuring-related impairment losses	-52	-132	-4
 Restructuring expenses	-138	-157	3

Most of the restructuring expenses presented in 2022 relate to the wind-down of business in Russia and Belarus. Restructuring costs are mainly comprised of severance payments to employees, impairments of right-of-use assets for office buildings, impairments of data center equipment, and write-offs of capitalized sales commissions. The restructuring costs presented in 2021 mainly include expenses related to the accelerated harmonization of SAP’s cloud infrastructure and platforms.

If not presented separately in our income statement, restructuring expenses would have been classified in the different expense items in our income statement as follows:

Restructuring Expenses by Functional Area

€ millions	2022	2021	2020
Cost of cloud	20	-127	0
Cost of software licenses and support	-9	-5	1
Cost of services	-70	-13	-3
Research and development	-16	-12	1
Sales and marketing	-58	3	3
General and administration	-4	-2	2
 Restructuring expenses	-138	-157	3